General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

A.	PARAZERO TECHNOLOGIES LTD. (the “Company”) was incorporated in Israel on June 30, 2013. The Company’s address is 1 Hatachana, Kfar Saba, 4453001, Israel. The Company is a developer of autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft. Started in 2014 by a group of aviation professionals and drone industry veterans, the Company develops, manufactures, markets and sells smart, autonomous parachute safety systems designed to enable safe flight operations overpopulated areas and beyond-visual-line-of-sight, as well as for various military applications including counter-\unmanned aircraft system. The Company sells its products internationally

B.	On July 31, 2023, the Company closed the IPO. In connection with the IPO, the Company issued and sold 1,950,000 ordinary shares, par value NIS 0.02 per share, (the “Ordinary Shares”) pursuant to which it received gross proceeds of approximately $7.8 million. The Ordinary Shares were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “PRZO” on July 27, 2023. For further information see Note 10C.

C.

On October 30, 2023, the Company closed the PIPE. In connection with the PIPE, the Company issued and sold 1,136,364 Ordinary Shares and issued 3,500,000 pre-funded warrants, each to purchase one Ordinary Share, pursuant to which the Company received gross proceeds of approximately $5.1 million. In addition, the Company issued an aggregate of 4,636,364 and 140,373, series A warrants and series B warrants, respectively, to purchase Ordinary Shares. During 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which investors received 2,876,957 and 8,217 Ordinary Shares, respectively.

During January, February and April 2024, certain warrant holders exercised 605,452 pre-funded warrants and 132,116 series B warrants on a cashless basis into 601,367 ordinary shares and 131,249 ordinary shares, respectively. As of December 31, 2024, all pre-funded warrants and series B warrants have been exercised.

During December 2024, certain warrant holders exercised 1,654,546 series A warrants into 1,654,546 ordinary shares accordingly. As a result of such exercise, the Company received approximately $1.8 million. As of December 31, 2024, there were 2,981,818 series A warrants outstanding. For further information see Notes 10B.

D.	On January 28, 2022, Delta Drone International Limited (ASX: DLTI) (the “Former Parent Company”) sold its shares in the Company to a consortium of investors led by Xylo and facilitated by L.I.A. Pure Capital Ltd., an Israeli venture capital firm.

E.

The Company is in its early commercialization stage and has not yet generated significant revenue in this stage. The Company has recurring losses from operations and negative cash flows from operations since inception. The Company’s net loss and comprehensive loss for the years ended December 31, 2024, 2023, and 2022 was approximately $11.1 million, $3.8 million, and $1.7 million, respectively. As of December 31, 2024, the Company had accumulated losses of approximately $29.5, and a shareholders’ deficit of $312 thousands.

The Company has funded its operations substantially through issuances of our equity securities in public and private offerings, including in its initial public offering in July 2023 and its private placement in October 2023, the exercises of warrants, loans from related parties, SAFEs and government grants for research and development projects received from the IIA. Considering the above, management expects that it will require additional financing in the future to fund its operations until it has generated significant revenues. As of December 31, 2024, the Company had $4,178,866 million in cash and cash equivalents.

Following the February 2025 registered direct offering, as detailed in Note 19, by which the Company raised gross proceeds of approximately $3.1 million, the Company’s management currently estimates that based on its operating plan, its cash position, together with anticipated revenue from existing customer pursuant to existing purchase orders, as well as projected revenue from new customer, will be sufficient to fund its current operations and satisfy its obligations through the end of the first quarter of 2026, more than 12 months from the date of issuance of these financial statements.